Offerings	Oct. 14, 2026 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	166,294,642
Maximum Aggregate Offering Price	$ 4,493,281,226.84
Carry Forward Form Type	S-3
Carry Forward File Number	333-275278
Carry Forward Initial Effective Date	Nov. 02, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 663,208.31
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include $4,493,281,226.84 aggregate principal amount of unsold securities (the "2023 Unsold Securities") previously registered under our registration statement on Form S-3 (File No. 333-275278), which was filed with the Securities and Exchange Commission and became effective on November 2, 2023 (the "2023 Registration Statement"). We paid a filing fee of $663,208.31 (calculated at the filing fee rate in effect at the time of the filing of the 2023 Registration Statement) relating to the 2023 Unsold Securities under the 2023 Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, (i) the registration fee applicable to the 2023 Unsold Securities is being carried forward to this registration statement and will continue to be applied to the 2023 Unsold Securities, and (ii) the offering of the 2023 Unsold Securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	35,884,949
Maximum Aggregate Offering Price	$ 1,756,209,404.06
Carry Forward Form Type	S-3
Carry Forward File Number	333-282107
Carry Forward Initial Effective Date	Sep. 13, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 259,216.51
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities being registered hereunder include $1,756,209,404.06 aggregate principal amount of unsold securities (the "2024 Unsold Securities") previously registered under our registration statement on Form S-3 (File No. 333-282107), which was filed with the Securities and Exchange Commission and became effective on September 13, 2024 (the "2024 Registration Statement"). We paid a filing fee of $259,216.51 (calculated at the filing fee rate in effect at the time of the filing of the 2024 Registration Statement) relating to the 2024 Unsold Securities under the 2024 Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, (i) the registration fee applicable to the 2024 Unsold Securities is being carried forward to this registration statement and will continue to be applied to the 2024 Unsold Securities, and (ii) the offering of the 2024 Unsold Securities under the 2024 Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.